Intangible assets, net and Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets subject to amortization
Identifiable intangible assets consist of the following as of December 31, 2023 and 2022:

December 31, 2023	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite lived intangible assets:
Licenses and service agreements	$1,279,705	$(248,083)	$1,031,622
Trade names	167,009	(41,998)	125,011
Non-compete agreements	31,716	(15,904)	15,812
Intangible assets, net	$1,478,430	$(305,985)	$1,172,445

December 31, 2022	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite lived intangible assets:
Licenses and service agreements	$1,218,987	$(163,423)	$1,055,564
Trade names	165,592	(28,615)	136,977
Non-compete agreements	31,554	(10,792)	20,762
Intangible assets, net	$1,416,133	$(202,830)	$1,213,303

Schedule of estimated annual amortization expense
The following table outlines the Company’s estimated annual amortization expense over the next five years related to its intangible assets as of December 31, 2023:

Year Ending December 31,	Estimated Amortization
2024	$105,289
2025	95,219
2026	94,702
2027	94,109
2028	90,689

Schedule of changes in the carrying amount of goodwill by segment
The changes in the carrying amount of goodwill by segment and in total were as follows:

	Domestic	International	Total
Balance at December 31, 2021	$511,420	$60,234	$571,654
Purchase price adjustments (Note 4)	—	2,445	2,445
Divestitures	(1,630)	—	(1,630)
Loss on Impairment	(55,422)	—	(55,422)
Acquisitions (Note 4)	98,835	12,945	111,780
Difference in exchange	—	(3,698)	(3,698)
Balance at December 31, 2022	$553,203	$71,926	$625,129
Purchase price adjustments (Note 4)	$—	$119	$119
Change in Assets Held for Sale (Note 5)	41,678	—	41,678
Loss on Impairment	(50,702)	—	(50,702)
Acquisitions (Note 4)	7,002	—	7,002
Difference in exchange	—	3,402	3,402
Balance at December 31, 2023	$551,181	$75,447	$626,628

Schedule of goodwill impairment for reporting units

Reporting Units	Carrying Value of Goodwill	Goodwill Impairment
Nevada	$43,992	$43,992